GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
General [Abstract]
GENERAL
NOTE 1  - GENERAL:

a.
Silexion Therapeutics Corp (“New Silexion”) (hereinafter - the “Company” or the “Combined Company”) is an entity that was formed for the purpose of effecting the Transactions (see below), and now serves as a publicly-traded holding company of its subsidiaries — including Moringa Acquisition Corp (“Moringa” or “the SPAC”), a Cayman Islands exempted company and Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (“Silexion”), an Israeli limited company— after the closing of the Transactions (the “Closing”).

b.
From its formation on April 2, 2024 until the consummation of the Transactions on August 15, 2024, the Company had no operations and had been formed for the sole purpose of entering into the Transactions and serving as the publicly-traded company following the Transactions. Silexion, on the other hand, as the accounting acquirer in the Transactions and the predecessor entity to the Company from an accounting perspective, had active operations during earlier periods of time, prior to the Transactions. Consequently, these financial statements reflect the financial information of Silexion (as the predecessor entity to the Company) until August 15, 2024 and the financial information of New Silexion (as the combined company following the Transactions) from that date forward.

c.
On April 3, 2024, Silexion entered into an Amended and Restated Business Combination Agreement (hereinafter, the “A&R BCA”) with the SPAC, New Silexion, August M.S. Ltd. an Israeli company and wholly-owned subsidiary of New Silexion (“Merger Sub 1”), and Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and wholly-owned subsidiary of New Silexion (“Merger Sub 2”). Under the A&R BCA, both Silexion and the SPAC were to become wholly-owned subsidiaries of New Silexion, which was to become a publicly-held, Nasdaq-listed entity (the A&R BCA and related transactions: the “Transactions”).

d.
On August 15, 2024, the parties completed the Transactions pursuant to which Merger Sub 2 merged with and into the SPAC, with the SPAC continuing as the surviving company of such merger and a wholly-owned subsidiary of New Silexion (the “SPAC Merger”), and Merger Sub 1 merged with and into Silexion, with Silexion continuing as the surviving company of such merger and a wholly-owned subsidiary of New Silexion (the “Acquisition Merger”).

e.
In connection with the closing of the Transactions, the ordinary shares and warrants of New Silexion are now listed on the Nasdaq Global Market and began trading under the symbols “SLXN” and “SLXNW”, respectively.

f.
In October 2023, Israel was attacked by Hamas, a terrorist organization and entered a state of war. Since the commencement of these events, there have been additional active hostilities, including with Hezbollah in Lebanon, the Houthi movement which controls parts of Yemen, and with Iran. As of the date of these condensed consolidated financial statements, the war with Hamas is ongoing and continues to evolve. In response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 12, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders. On June 24, 2025, a ceasefire had been reached and as of such date there has been no further escalation of hostilities between Israel and Iran; however, there is no assurance that the ceasefire will be upheld and military activity and hostilities may continue to exist at varying levels of intensity. Any or all of these situations may potentially escalate in the future to more violent events.

The Company’s employees and management personnel are located in Israel, however other core activities including research and development, clinical, regulatory etc. are located outside of Israel. Currently, the Company’s activities in Israel remain largely unaffected. During the six months ended June 30, 2025 and as of December 31, 2024, the impact of this war on the Company’s results of operations and financial condition was immaterial.

g.
On November 22, 2024, the Company announced a prospective 1-for-9 reverse share split of all of its issued and outstanding, and authorized but unissued, ordinary shares. The reverse share split resulted in a corresponding increase in the par value of the Company’s ordinary shares, from $0.0001 per share to $0.0009 per share. No fractional shares have been issued as a result of the reverse split, as any fractional share totals to which shareholders become entitled have been rounded up to the nearest whole number of shares. The reverse share split became effective after market close on November 27, 2024, and the Company’s ordinary shares began trading on a reverse split-adjusted basis on the Nasdaq Global Market on November 29, 2024. All references made to ordinary shares, preferred shares and per share amounts (for each of New Silexion, Silexion and Moringa) in these consolidated financial statements, for the periods in 2024 that preceded that reverse share split, unless otherwise indicated, have been retroactively adjusted to reflect the reverse share split.

For the additional, 1-for-15 reverse share split effected after the end of the reporting period, see Note 11(b).

h.	Going concern:

Since its inception, the Company has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company (or, for those periods prior to the Transactions, its predecessor, Silexion) has incurred losses of $4,238 and $16,519 for the six-months period ended on June 30, 2025 and for the year ended December 31, 2024, respectively. During the six-month period ended on June 30, 2025, the Company had negative operating cash flows of $4,960.  As of June 30, 2025, the Company had cash and cash equivalents of $3,466.

The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, including financing via the ELOC Agreement, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of ASC 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the date these financial statements are issued. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1  - GENERAL:

a.
Silexion Therapeutics Corp (“New Silexion”) (hereinafter - the “Company” or the “Combined Company”) is a recently formed entity that was formed for the purpose of effecting the Transactions (as defined below). Following the closing of the Transactions on August 15, 2024 (the “Closing”),  New Silexion now serves as a publicly-traded holding company that has two primary wholly-owned subsidiaries —Moringa Acquisition Corp (“Moringa” or the “SPAC”), a Cayman Islands exempted company, and Silexion Therapeutics Ltd. (formerly known as Silenseed Ltd.) (“Silexion”), an Israeli limited company.

b.	Financial Information Presented:

From its formation on April 2, 2024 until the Closing of the Transactions on August 15, 2024, the Company had no operations and had been formed for the sole purpose of entering into the Transactions and serving as the publicly-traded company following the Transactions. Silexion, on the other hand, as the accounting acquirer in the Transactions and the predecessor entity to the Company from an accounting perspective, had active operations during earlier periods of time, prior to the Transactions. Consequently, these financial statements reflect the financial information of Silexion (as the predecessor entity to the Company) through August 15, 2024 and the financial information of New Silexion (as the combined company following the Transactions) from August 16, 2024 forward.

c.	Subsidiaries:

The Company has three subsidiaries as of December 31, 2024:

1.
Silexion. Silexion was incorporated in Israel and began its operations on November 30, 2008. Since its incorporation, Silexion has been engaged in one operating segment - the research and development of innovative treatments for pancreatic cancer based on siRNAs, aiming to stop the production of a specific pancreatic cancer-causing protein known as the KRAS mutation. Silexion’s long-lived assets are located in Israel.

2.
Silenseed (China) Ltd. On April 28, 2021, Silexion (as the predecessor entity to the Company) signed an agreement with Guangzhou Sino-Israel Biotech Investment Fund (“GIBF”) to establish a new company in China. On June 15, 2021 a company was established in China, named Silenseed (China) Ltd. (hereinafter - the “Chinese Subsidiary”). As of December 31, 2024, following transfer of all interests in the Chinese Subsidiary to the Company as part of the Transactions, the Company owns (directly or indirectly) 100% of the shares of the Chinese Subsidiary. The Chinese Subsidiary has no significant operations as of December 31, 2024.

3.
Moringa. Prior to the Transactions (commencing on February 17, 2021), Moringa’s class A ordinary shares and warrants were listed for trading on the Nasdaq Capital Market (Nasdaq: MACA and MACAW). As part of the Transactions, Moringa merged with a wholly-owned subsidiary of the Company and now serves as an inactive, wholly-owned subsidiary of the Company. Following the Transactions, Moringa is no longer listed for trading on the Nasdaq Capital Market.

4.	The Company, the Chinese Subsidiary, Moringa and Silexion are together referred to hereinafter as the “Group”.

d.
On April 3, 2024, Silexion entered into an Amended and Restated Business Combination Agreement (hereinafter, the “A&R BCA”) with the SPAC, New Silexion, August M.S. Ltd. an Israeli company and wholly-owned subsidiary of New Silexion (“Merger Sub 1”), and Moringa Acquisition Merger Sub Corp, a Cayman Islands exempted company and wholly-owned subsidiary of New Silexion (“Merger Sub 2”). Under the A&R BCA, both Silexion and the SPAC were to become wholly-owned subsidiaries of New Silexion, which was to become a publicly-held, Nasdaq-listed entity (the A&R BCA and related transactions: the “Transactions”).

On August 15, 2024, the parties completed the Transactions pursuant to which Merger Sub 2 merged with and into the SPAC, with the SPAC continuing as the surviving company of such merger and a wholly-owned subsidiary of New Silexion (the “SPAC Merger”), and Merger Sub 1 merged with and into Silexion, with Silexion continuing as the surviving company of such merger and a wholly-owned subsidiary of New Silexion (the “Acquisition Merger”).

Upon the effectiveness of the SPAC Merger, each outstanding SPAC Class A ordinary share and the sole outstanding SPAC Class B ordinary share was converted into an ordinary share of New Silexion on a one-for-one basis. Each outstanding warrant to purchase one SPAC Class A ordinary share was converted into a warrant to purchase one New Silexion ordinary share, at the same exercise price. Upon the effectiveness of the Acquisition Merger, each outstanding ordinary share and each outstanding preferred share of Silexion was converted into 3.9829 ordinary shares of New Silexion, before adjustment for two subsequent reverse share splits (the “Silexion Equity Exchange Ratio”). See Note 1h for post-reverse share split figures. Each outstanding Silexion warrant and Silexion option to purchase one Silexion share, and Silexion restricted share unit (RSU) that may be potentially settled for one Silexion share, was to become exercisable for, or became subject to settlement for (as applicable), such number of New Silexion ordinary shares as were equal to the Silexion Equity Exchange Ratio. The exercise price per New Silexion ordinary share of each such converted Silexion option and Silexion warrant was to be adjusted based on dividing the existing per share exercise price by the Silexion Equity Exchange Ratio. The terms of vesting, exercise and/or settlement, as applicable, of such converted options, warrants and RSUs were to remain the same following such conversion, except that the vesting of each Silexion option was to accelerate immediately prior to the Acquisition Merger, such that the New Silexion option into which it was to be converted was to be fully vested, and all Silexion warrants were to be exercised (on a cashless basis) immediately prior to the Acquisition Merger.

Immediately prior to the Closing seven directors were elected to New Silexion’s board of directors, of whom five were designated by Silexion and two were designated by the SPAC’s sponsor (the “Sponsor”).

The A&R BCA also required, as a closing condition, the transfer of the remaining outstanding shares of the Chinese Subsidiary held by GIBF to Silexion prior to the closing of the Business Combination in exchange for the issuance to GIBF of shares of Silexion, which were converted into ordinary shares of New Silexion in accordance with the Silexion Equity Exchange Ratio upon the closing.

e.
In connection with the closing of the Transactions, the ordinary shares and warrants of New Silexion are now listed on the Nasdaq Global Market and began trading under the symbols “SLXN” and “SLXNW”, respectively.

f.	For more information on instruments issued as part of the Transactions, see Note 3.

g.
The Transactions were accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, Silexion was treated as the accounting acquirer and the SPAC was treated as the “acquired” company for financial reporting purposes. Silexion was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

•       Silexion’s shareholders hold approximately 61.55% of the outstanding voting interests in New Silexion upon the closing of the Transactions;
•       Silexion’s senior management comprise the senior management of New Silexion;
•       the directors nominated by Silexion constitute a majority of the board of directors of New Silexion (five out of seven of the initial directors);
•       Silexion’s operations comprise the ongoing operations of New Silexion; and
•       Silexion’s name is the name used by New Silexion (in replacement of Biomotion Sciences).

Under the reverse recapitalization accounting method, the Transactions were deemed to be the equivalent of a capital transaction in which Silexion issued shares for the net assets of the SPAC. The net assets of the SPAC were stated at fair value, with no goodwill or other intangible assets recorded. Operations prior to the Transactions are those of Silexion.

In accordance with the applicable guidance to reverse recapitalization, the equity structure has been retroactively adjusted in all comparative periods up to the date of the Closing (the “Closing Date”), to reflect the number of New Silexion’s ordinary shares, $0.0001 par value per share (before adjustment for subsequent reverse share splits, which reverse share splits are described in Note 1h) issued to legacy Silexion shareholders in connection with the reverse recapitalization transaction. As such, the shares and corresponding capital amounts and earnings per share related to legacy Silexion shareholders prior to the reverse recapitalization have been retroactively restated as shares reflecting the exchange ratio established pursuant to the Transactions. In conjunction with the reverse recapitalization, Silexion’s ordinary shares underwent a 1-for-3.9829 conversion (before adjustment for subsequent reverse share splits).

Reconciliation of the SPAC Merger to the Company's Consolidated Financial Statements

The following table reconciles the elements of the Transactions to the consolidated statements of cash flows:

Recapitalization
Accrued expenses assumed	1,329
Warrants to ordinary shares assumed	1,130
Related Party Promissory Note issued	3,288
Underwriters Promissory Note issued	1,336
Less: Loss upon entering Transactions	(4,783)
Effect of reverse recapitalization, net of transaction costs	2,300

h.
On November 22, 2024 and July 16, 2025, the Company announced prospective 1-for-9 and 1-for-15 (respectively) reverse share splits of all of its issued and outstanding, and authorized but unissued, ordinary shares. The reverse share splits resulted in corresponding increases in the par value of the Company’s ordinary shares, from $0.0001 per share to $0.0009 per share, and from $0.0009 per share to $0.0135 per share, respectively. No fractional shares were issued as a result of the reverse share splits, as any fractional share totals to which shareholders became entitled were rounded up to the nearest whole number of shares. The reverse share splits became effective after market close on November 27, 2024 and July 28,2025, and the Company’s ordinary shares began trading on a reverse split-adjusted basis on the Nasdaq Global Market and the Nasdaq Capital Market (with respect to the first and second such reverse share splits, respectively) on November 29, 2024 and July 29, 2025, respectively.

All references made to ordinary shares, preferred shares and per share amounts (for each of New Silexion, Silexion and Moringa) in these consolidated financial statements as of any date or for any period preceding the effective date of either or both reverse share splits, unless otherwise indicated, have been retroactively adjusted to reflect the reverse share split or reverse share splits (as applicable).

i.
In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas and other terrorist organizations.

In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of December 31, 2024 a ceasefire agreement has been reached between Israel and Lebanon.

The Company’s headquarters are located in the central region of Israel. As of the issuance date of these consolidated financial statements, these conflicts have not had a material impact on the Company’s results of operations or financial position, if at all. The Company cannot currently predict the intensity or duration of Israel’s war, however, as most of the Company’s trials are not executed in Israel, the Company does not believe that the war will have any material impact on its ongoing operations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

Any additional hostilities involving Israel, or the interruption or curtailment of trade between Israel and its trading partners, could adversely affect the Company’s operations and results of operations and could make it more difficult for the Company to raise capital.

j.	Going concern:

Since its inception, the Company (and, prior to the Transactions, its predecessor, Silexion) has devoted substantially all its efforts to research and development, clinical trials, and capital raising activities. The Company is still in its development and clinical stage and has not yet generated revenues.

The Company (or, for those periods prior to the Transactions, its predecessor, Silexion) has incurred losses of $16,519 and $5,108 for the years ended on December 31, 2024 and December 31, 2023, respectively. During the year ended on December 31, 2024, the Company (including Silexion, for periods prior to the Transactions) had negative operating cash flows of $8,396. As of December 31, 2024, the Company had cash and cash equivalents of $1,187.

On January 15, 2025, the Company raised financing of $5,000 by public offering of ordinary shares, pre-funded warrants, and ordinary warrants. Additionally, a total of $864 was received from the exercise of warrants and pre-funded warrants. On January 29, 2025, the Company raised financing of $3,267 by induced warrant exercise transaction
(see Note 16).

The Company expects to continue incurring losses, and negative cash flows from operations. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no assurance that the Company will be successful in obtaining such funding.

Under these circumstances, in accordance with the requirements of ASC 205-40, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern for at least 12 months from the date these financial statements are issued. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.